Aquila Investment Management LLC
120 West 45th Street, Suite 3600
New York, New York  10036
212-697-6666
212-687-5373 Fax





March 14, 2017




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Capital Cash Management Trust
	SEC Form 24f-2
	(33 Act No. 2-50843; 40 Act No. 811-2481)

Ladies and Gentlemen:

       On behalf of Capital Cash Management Trust, a Massachusetts business trust (the 'Trust'), we are hereby filing the annual notice of securities sold as of December 31, 2017, as required by Rule
24F-2 under the Investment Company Act of 1940.

	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.



Sincerely,


/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer